Restatement Of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 03, 2020
Multiemployer Plan [Line Items]
Warrant Liability	$ 14,400,570	$ 12,372,000	$ 14,400,570	$ 12,372,000
Common stock subject to possible redemption	91,506,431	96,168,654	91,506,431	96,168,654
Common stock	586	540	586	540
Additional paid-in capital	5,569,218	907,041	5,569,218	907,041
Accumulated deficit	(569,799)	4,092,424	(569,799)	$ 4,092,424
Warrant issuance costs		973,090
Net (loss) income	$ (7,705,427)	$ 4,092,424	$ (4,662,223)
Basic and diluted weighted average shares outstanding, common stock subject to redemption	9,822,956	3,399,685	9,673,135
Basic and diluted weighted average shares outstanding, common stock	5,097,044	4,646,706	5,246,865	669,534	669,534	254,679
Basic and diluted net (loss) income per share	$ 0.00	$ 0.00	$ 0.00	$ (38.30)	$ (77.64)	$ (138.57)
Unrealized gain on change in fair value of warrants	$ 5,638,820	$ (5,268,200)	$ 2,028,570
Reported [Member]
Multiemployer Plan [Line Items]
Warrant Liability		0		$ 0			$ 0
Common stock subject to possible redemption		108,540,654		108,540,654			94,117,880
Common stock		418		418			406
Additional paid-in capital		5,202,273		5,202,273			5,000,060
Accumulated deficit		(202,686)		(202,686)			(461)
Warrant issuance costs		0
Unrealized gain on change in fair value of warrants		0
Net (loss) income		$ (202,686)
Basic and diluted weighted average shares outstanding, common stock subject to redemption		4,063,751
Basic and diluted net income per share		$ 0.00
Basic and diluted weighted average shares outstanding, common stock		3,982,640
Basic and diluted net (loss) income per share		$ (0.05)
Unrealized gain on change in fair value of warrants		$ 0
Warrant issuance costs		0
Adjustment [Member]
Multiemployer Plan [Line Items]
Warrant Liability		12,372,000		12,372,000			15,380,000
Common stock subject to possible redemption		(12,372,000)		(12,372,000)			(15,380,000)
Common stock		122		122			152
Additional paid-in capital		(4,295,232)		(4,295,232)			853,681
Accumulated deficit		4,295,110		4,295,110			(853,833)
Warrant issuance costs		(973,090)
Unrealized gain on change in fair value of warrants		5,268,200
Net (loss) income		$ 4,295,110
Basic and diluted weighted average shares outstanding, common stock subject to redemption		(664,066)
Basic and diluted net income per share		$ (0.00)
Basic and diluted weighted average shares outstanding, common stock		664,066
Basic and diluted net (loss) income per share		$ 0.93
Unrealized gain on change in fair value of warrants		$ (5,268,200)
Warrant issuance costs		973,090
As Restated [Member]
Multiemployer Plan [Line Items]
Warrant Liability		12,372,000		12,372,000			15,380,000
Common stock subject to possible redemption		96,168,654		96,168,654			78,737,880
Common stock		540		540			558
Additional paid-in capital		907,041		907,041			5,853,741
Accumulated deficit		4,092,424		$ 4,092,424			$ (854,294)
Warrant issuance costs		(973,090)
Unrealized gain on change in fair value of warrants		5,268,200
Net (loss) income		$ 4,092,424
Basic and diluted weighted average shares outstanding, common stock subject to redemption		3,399,685
Basic and diluted net income per share		$ 0.00
Basic and diluted weighted average shares outstanding, common stock		4,646,706
Basic and diluted net (loss) income per share		$ 0.88
Unrealized gain on change in fair value of warrants		$ (5,268,200)
Warrant issuance costs		$ 973,090